Note 15 - Fair Value Measurements - Estimated Fair Values of Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt securities available-for-sale	$ 116,053,000	$ 118,439,000
Marketable equity securities	268,000	322,000
Reported Value Measurement [Member]
Cash and cash equivalents	9,179,000	12,206,000
Interest-bearing time deposits	10,369,000	18,285,000
Debt securities available-for-sale	116,053,000	118,439,000
Marketable equity securities	268,000	322,000
Restricted investments in bank stock	2,300,000	1,085,000
Net loans	431,960,000	384,063,000
Accrued interest receivable	1,804,000	1,603,000
Bank owned life insurance	12,966,000	12,708,000
Deposits	489,529,000	472,737,000
Repurchase agreements	1,143,000	1,231,000
FHLB advances	43,050,000	15,700,000
Accrued interest payable	1,736,000	1,374,000
Federal funds purchased		435,000
Federal Reserve Bank borrowings		9,500,000
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	9,179,000	12,206,000
Interest-bearing time deposits	10,355,000	18,043,000
Debt securities available-for-sale	116,053,000	118,439,000
Marketable equity securities	268,000	322,000
Restricted investments in bank stock	2,300,000	1,085,000
Net loans	426,034,000	362,724,000
Accrued interest receivable	1,804,000	1,603,000
Bank owned life insurance	12,966,000	12,708,000
Deposits	489,001,000	471,334,000
Repurchase agreements	1,143,000	1,231,000
FHLB advances	42,839,000	15,383,000
Accrued interest payable	1,736,000	1,374,000
Federal funds purchased		435,000
Federal Reserve Bank borrowings		9,500,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	9,179,000	12,206,000
Interest-bearing time deposits	0	0
Debt securities available-for-sale	2,202,000	3,441,000
Marketable equity securities	268,000	322,000
Restricted investments in bank stock	0	0
Net loans	0	0
Accrued interest receivable	0	0
Bank owned life insurance	0	0
Deposits	0	0
Repurchase agreements	0	0
FHLB advances	0	0
Accrued interest payable	0	0
Federal funds purchased		0
Federal Reserve Bank borrowings		0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents	0	0
Interest-bearing time deposits	10,355,000	18,043,000
Debt securities available-for-sale	113,851,000	114,998,000
Marketable equity securities	0	0
Restricted investments in bank stock	2,300,000	1,085,000
Net loans	0	0
Accrued interest receivable	1,804,000	1,603,000
Bank owned life insurance	12,966,000	12,708,000
Deposits	489,001,000	471,334,000
Repurchase agreements	1,143,000	1,231,000
FHLB advances	42,839,000	15,383,000
Accrued interest payable	1,736,000	1,374,000
Federal funds purchased		435,000
Federal Reserve Bank borrowings		9,500,000
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents	0	0
Interest-bearing time deposits	0	0
Debt securities available-for-sale	0	0
Marketable equity securities	0	0
Restricted investments in bank stock	0	0
Net loans	426,034,000	362,724,000
Accrued interest receivable	0	0
Bank owned life insurance	0	0
Deposits	0	0
Repurchase agreements	0	0
FHLB advances	0	0
Accrued interest payable	$ 0	0
Federal funds purchased		0
Federal Reserve Bank borrowings		$ 0